Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common stock, par value (usd per share)	$ 0.01	$ 0.01
Common stock, shares authorized	26,666,667	26,666,667
Common stock, shares outstanding	10,702,689	10,965,606
Treasury stock, shares	353,124	56,636